SHARE CAPITAL AND SHAREBASED PAYMENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Statement [Line Items]
Common Shares Issued	1,886,248		9,373,825
Gross Proceeds On Cash Commission	$ 25		$ 155
Cash commission	2.75%		2.75%
Issuance shares costs	$ 13		$ 339
Net proceeds from cash commission	901		5,493
Proceeds from gross prospectus supplement	926		$ 5,648
Fair Value Of Stock Options Granted, Share-based Payments	$ 92	$ 62
Restricted Share Units	0		1,878,320
Weighted Average Fair Value Per Share	$ 1.11		$ 1.11
Share-based Payments for fair value	$ 331	$ 277
Share Capital Two [Member]
Statement [Line Items]
Issued common shares upon exercise of RSUs	585,265		1,005,333
Common shares issued carrying value of RSUs exercised	$ 512		$ 1,019